Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stockholders Equity Note [Abstract]
Schedule of Stock Option Activity

Stock option activity under the Plans during the three months ended March 31, 2021 is as follows:

	Number of Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Intrinsic value (in thousands)
Balance as of December 31, 2020	55,316,336	$1.62	5.77
Cancelled and forfeited	(366,724)	2.34	—
Exercised	(2,884,549)	0.30	—

Balance as of March 31, 2021	52,065,063	$1.69	5.77	$2,242,170

Vested and exercisable -March 31, 2021	41,102,851	$1.26	5.04	$1,787,418

Stock option activity under the Plans are as follows:

	Number of Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Intrinsic value (in thousands)
Balance at December 31, 2018 (as previously reported)	11,112,466	$4.15	6.44
Conversion of awards due to recapitalization	33,578,834	(3.12)

Balance at December 31, 2018, effect of reverse acquisition	44,691,300	1.03	6.44
Granted	11,955,658	2.38
Cancelled and forfeited	(571,664)	1.43
Exercised	(618,404)	0.64

Balance at December 31, 2019	55,456,890	$1.32	6.32
Granted	3,866,992	5.08
Cancelled and forfeited	(3,361,530)	0.85
Exercised	(646,016)	0.93

Balance at December 31, 2020	55,316,336	$1.62	5.77	$4,582,001

Vested and exercisable —December 31, 2020	41,944,514	$1.17	4.88	$3,493,198

Schedule of Additional Information Regarding Options Outstanding

Additional information regarding options outstanding at March 31, 2021, is as follows:

Range of Exercise Price per Share	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
$0.11 - $0.64	7,910,607	$0.49	1.73
$1.05 - $1.35	27,952,167	1.25	5.34
$2.38	13,515,675	2.38	8.32
$6.23	2,686,614	6.23	9.43

	52,065,063	$1.69	5.77

Additional information regarding options outstanding at December 31, 2020, is as follows:

Range of Exercise Price per Share	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
$0.11 - $0.64	10,380,188	$0.40	1.56
$1.05 - $1.35	28,295,781	1.25	5.57
$2.38	13,953,743	2.38	8.56
$6.23	2,686,624	6.23	9.68

	55,316,336	$1.62	5.77

Schedule of Weighted Average Assumptions Used Inputs to Black-Scholes OPM

The following weighted average assumptions were used as inputs to the Black-Scholes OPM in determining the estimated grant-date fair value of the Company’s stock options to employees:

	Year Ended December 31,
	2020	2019
Volatility	70.00%	70.00%
Risk-free interest rate	0.39%	1.92%
Expected term (in years)	6.08	6.02
Expected dividend	—	—
Weighted average fair value at grant date	$2.67	$1.50

Schedule of Restricted Stock Unit Activity

Restricted stock unit activity under the Plans are as follows:

	Number of Restricted Stock Units	Weighted Average grant date fair value
Balance as of December 31, 2020	13,913,076	$8.94
Granted	351,584	46.89
Vested	(2,014,071)	4.83
Forfeited	(347,189)	6.62

Balance as of March 31, 2021	11,903,400	$10.83

Restricted stock unit activity under the Plans are as follows:

	Number of Restricted Stock Units	Weighted Average grant date fair value
Balance at December 31, 2019	—	$—
Granted	13,913,076	8.94

Balance at December 31, 2020	13,913,076	$8.94

Vested—December 31, 2020	—

Schedule of Stock-based Compensation Expense

Total stock-based compensation expense recognized in the accompanying Condensed Consolidated Statements of Operations and Comprehensive Loss for all equity awards is as follows (amounts in thousands):

	Three Months Ended March 31,
	2021	2020
Research and development	$6,367	$1,356
General and administrative	5,309	841

Total stock-based compensation expense	$11,676	$2,197

Total stock-based compensation expense recognized in the accompanying Consolidated Statements of Operations and Comprehensive Loss for all equity awards is as follows (amounts in thousands):

	Year Ended December 31,
	2020	2019
Research and development	$9,889	$4,115
General and administrative	7,135	2,696

Total stock-based compensation expense	$17,024	$6,811